TAXES - Components of income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXES
Current tax expense	$ 1,456,416	$ 2,243,006	$ 1,890,214
Deferred tax benefit	32,774	(541,987)	(143,317)
Income tax provision	$ 1,489,190	$ 1,701,019	$ 1,746,897